                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

  INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION
        13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

        Report for the Calendar Year or Quarter Ended September 30, 2004

--------------------------------------------------------------------------------
                (Please read instructions before preparing form.)
--------------------------------------------------------------------------------

If amended report check here: [ ]

Michael B. Elefante
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

Hemenway & Barnes            60 State Street    Boston,     MA          02109
--------------------------------------------------------------------------------
Business Address             (Street)           (City)      (State)     (Zip)

(617) 227-7940
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

------------------------------------ATTENTION-----------------------------------

           Intentional misstatements or omissions of facts constitute
                          Federal Criminal Violations.
                    See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)

--------------------------------------------------------------------------------

  The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this
   Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

        Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 15th day of November, 2004.

                                   Michael B. Elefante
                                   ---------------------------------------------
                                   (Name of Institutional Investment Manager)


                                   ---------------------------------------------
                                   (Manual Signature of Person Duly Authorized
                                    to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report):
(List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                         13F File No.:  Name:                          13F File No.:
----------------------------  -------------  -----------------------------  -------------
1. Timothy F. Fidgeon         28-06169       6. U. S. Trust Company, N. A.  28-4052
----------------------------  -------------  -----------------------------  -------------
2. Fiduciary Trust Co.        28-471         7.
----------------------------  -------------  -----------------------------  -------------
3. Gannett, Welsh & Kotler    28-4145        8.
----------------------------  -------------  -----------------------------  -------------
4. Roy A. Hammer              28-5798        9.
----------------------------  -------------  -----------------------------  -------------
5. Kurt F. Somerville (32)*   28-10379       10.
----------------------------  -------------  -----------------------------  -------------

* Refers to manager number on attached detail in Item 7.

                                                                         PAGE: 1

AS OF: SEPTEMBER 30, 2004    FORM 13F    SEC FILE # MICHAEL B. ELEFANTE\28-06281

                                                                       ITEM 5:      ITEM 6:                 VOTING AUTHORITY
                                             ITEM 3:      ITEM 4:     SHARES OR   INVESTMENT               ------------------
         ITEM 1:              ITEM 2:         CUSIP     FAIR MARKET   PRINCIPAL   DISCRETION     ITEM 7:   (A)    (B)    (C)
    NAME OF ISSUER        TITLE OF CLASS      NUMBER       VALUE       AMOUNT     (A) (B) (C)   MANAGERS   SOLE  SHARED  NONE
-----------------------   ---------------   ---------   -----------   ---------   -----------   --------   ------------------
A E S CORP.               COMMON STOCK      00130H105        405035       40544           xx                      40544

AETNA U. S.               COMMON STOCK      00817Y108        327271        3275           xx                       3275
 HEALTHCARE INC.

AMAZON NOTE CONV          CONV CORPORATE    023135AF3        850573      857000           xx                     490000
 SUB DEB                  BONDS                                                           xx       32            367000

AMGEN INC.                COMMON STOCK      031162100        688821       12125           xx                       6800
                                                                                          xx       32              5325

ANALOG DEVICES, INC.      COMMON STOCK      032654105       1023792       26400           xx                      17100
                                                                                          xx       32              9300

APPLIED MATERIALS INC.    COMMON STOCK      038222105        173970       10550           xx                      10550

APTARGROUP INC.           COMMON STOCK      038336103        351760        8000           xx                       4400
                                                                                          xx       32              3600

AUTOMATIC DATA            COMMON STOCK      053015103        216930        5250           xx                       1400
 PROCESSING                                                                               xx       32              3850

                                                                         PAGE: 2

AS OF: SEPTEMBER 30, 2004    FORM 13F    SEC FILE # MICHAEL B. ELEFANTE\28-06281

                                                                       ITEM 5:      ITEM 6:                 VOTING AUTHORITY
                                             ITEM 3:      ITEM 4:     SHARES OR   INVESTMENT               ------------------
         ITEM 1:              ITEM 2:         CUSIP     FAIR MARKET   PRINCIPAL   DISCRETION     ITEM 7:   (A)    (B)    (C)
    NAME OF ISSUER        TITLE OF CLASS      NUMBER       VALUE       AMOUNT     (A) (B) (C)   MANAGERS   SOLE  SHARED  NONE
-----------------------   ---------------   ---------   -----------   ---------   -----------   --------   ------------------
AVERY DENNISON CORP.      COMMON STOCK      053611109        914342       13900           xx                       7700
                                                                                          xx       32              6200

B P PLC ADR               COMMON STOCK      055622104       2114803       36760           xx                      15460
                                                                                          xx       32             21300

BANK OF AMERICA CORP.     COMMON STOCK      060505104        373331        8616           xx                       5740
                                                                                          xx       32              2876

BEA SYSTEMS INC.          CORPORATE BONDS   073325AD4       1190519     1195000           xx                     460000
                                                                                          xx       32            735000

BERKSHIRE HATHAWAY INC.   CLASS B           084670207        430650         150           xx                         63
                                                                                          xx       32                87

BIOMET INC.               COMMON STOCK      090613100        321128        6850           xx                       3350
                                                                                          xx       32              3500

BRISTOL-MYERS SQUIBB      COMMON STOCK      110122108        536126       22650           xx                       7750
 CO.                                                                                      xx       32             14900

CANADIAN NATIONAL         COMMON STOCK      136375102        632877       13049           xx                       5724
 RAILWAY CO.                                                                              xx       32              7325

                                                                         PAGE: 3

AS OF: SEPTEMBER 30, 2004    FORM 13F    SEC FILE # MICHAEL B. ELEFANTE\28-06281

                                                                       ITEM 5:      ITEM 6:                 VOTING AUTHORITY
                                             ITEM 3:      ITEM 4:     SHARES OR   INVESTMENT               ------------------
         ITEM 1:              ITEM 2:         CUSIP     FAIR MARKET   PRINCIPAL   DISCRETION     ITEM 7:   (A)    (B)    (C)
    NAME OF ISSUER        TITLE OF CLASS      NUMBER       VALUE       AMOUNT     (A) (B) (C)   MANAGERS   SOLE  SHARED  NONE
-----------------------   ---------------   ---------   -----------   ---------   -----------   --------   ------------------
CAPITOL ONE FINL CORP.    COMMON STOCK      14040H105        476655        6450           xx                       6450

CEDAR FAIR L P            COMMON STOCK      150185106        326423       10650           xx                      10650

CHARLES RIVER             COMMON STOCK      159864107        235870        5150           xx                       5150
 LABORATORIES
 INTL INC.

CISCO SYS INC.            COMMON STOCK      17275R102        259174       14319           xx                      10121
                                                                                          xx       32              4198

CITIGROUP INC.            COMMON STOCK      172967101        339989        7706           xx                       7176
                                                                                                                    530

COGNEX                    COMMON STOCK      192422103        386450       14750           xx                      12950
                                                                                          xx       32              1800

CONEXANT SYSTEMS INC.     COMMON STOCK      207142100         30634       19146           xx                      19146

DELL INC.                 COMMON STOCK      24702R101        204700        5750           xx                       5750

                                                                         PAGE: 4

AS OF: SEPTEMBER 30, 2004    FORM 13F    SEC FILE # MICHAEL B. ELEFANTE\28-06281

                                                                       ITEM 5:      ITEM 6:                 VOTING AUTHORITY
                                             ITEM 3:      ITEM 4:     SHARES OR   INVESTMENT               ------------------
         ITEM 1:              ITEM 2:         CUSIP     FAIR MARKET   PRINCIPAL   DISCRETION     ITEM 7:   (A)    (B)    (C)
    NAME OF ISSUER        TITLE OF CLASS      NUMBER       VALUE       AMOUNT     (A) (B) (C)   MANAGERS   SOLE  SHARED  NONE
-----------------------   ---------------   ---------   -----------   ---------   -----------   --------   ------------------
DEVRY INC.                COMMON STOCK      251893103        263017       12700           xx                      12700

DOMINION RESOURCES INC.   V A NEW           25746U109        300150        4600           xx                       4600

DOW JONES & CO. INC.      COMMON STOCK      260561105       4755106      117092           xx                      36545
                                                                                          xx       32             80547

DOW JONES & CO. INC.      CLASS B           260561204       8325822      205019           xx                     109106
                          (RESTRICTED)                                                    xx       32             95913

E I DU PONT DE            COMMON STOCK      263534109        286760        6700           xx                       6700
 NEMOURS & CO.

E M C CORP.               COMMON STOCK      268648102        240609       20850           xx                      14650
                                                                                          xx       32              6200

EMERSON ELECTRIC CO.      COMMON STOCK      291011104        877291       14175           xx                       6025
                                                                                          xx       32              8150

ENCANA CORP               COMMON STOCK      292505104        856550       18500           xx                      11500
                                                                                          xx       32              7000

                                                                         PAGE: 5

AS OF: SEPTEMBER 30, 2004    FORM 13F    SEC FILE # MICHAEL B. ELEFANTE\28-06281

                                                                       ITEM 5:      ITEM 6:                 VOTING AUTHORITY
                                             ITEM 3:      ITEM 4:     SHARES OR   INVESTMENT               ------------------
         ITEM 1:              ITEM 2:         CUSIP     FAIR MARKET   PRINCIPAL   DISCRETION     ITEM 7:   (A)    (B)    (C)
    NAME OF ISSUER        TITLE OF CLASS      NUMBER       VALUE       AMOUNT     (A) (B) (C)   MANAGERS   SOLE  SHARED  NONE
-----------------------   ---------------   ---------   -----------   ---------   -----------   --------   ------------------
EXXON MOBIL CORP.         COMMON STOCK      30231G102       1998590       41353           xx                      18911
                                                                                          xx       32             22442

FUEL CELL ENERGY INC.     COMMON STOCK      35952H106        215763       21050           xx                      16350
                                                                                          xx       32              4700

GENERAL ELECTRIC CO.      COMMON STOCK      369604103       1695891       50503           xx                      35071
                                                                                          xx       32             15432

GENERAL MILLS INC.        COMMON STOCK      370334104        473695       10550           xx                       7150
                                                                                          xx       32              3400

HARLEY DAVIDSON INC.      COMMON STOCK      412822108        216956        3650           xx                       3650

HONEYWELL                 COMMON STOCK      438516106        245641        6850           xx                       6850
 INTERNATIONAL INC.

IGATE CORP.               COMMON STOCK      45169U105         74704       20300           xx                      20300

INSIGHT COMMUNICATIONS
 CL A                     COMMON STOCK      45768V108        118800       13500           xx                      13500

                                                                         PAGE: 6

AS OF: SEPTEMBER 30, 2004    FORM 13F    SEC FILE # MICHAEL B. ELEFANTE\28-06281

                                                                       ITEM 5:      ITEM 6:                 VOTING AUTHORITY
                                             ITEM 3:      ITEM 4:     SHARES OR   INVESTMENT               ------------------
         ITEM 1:              ITEM 2:         CUSIP     FAIR MARKET   PRINCIPAL   DISCRETION     ITEM 7:   (A)    (B)    (C)
    NAME OF ISSUER        TITLE OF CLASS      NUMBER       VALUE       AMOUNT     (A) (B) (C)   MANAGERS   SOLE  SHARED  NONE
-----------------------   ---------------   ---------   -----------   ---------   -----------   --------   ------------------
INTEL CORPORATION         COMMON STOCK      458140100       1119809       55823           xx                      35771
                                                                                          xx       32             20052

IVAX CORP                 CORPORATE BONDS   465823AG7       1668150     1685000           xx                     865000
                                                                                          xx       32            820000

JEFFERSON-PILOT CORP.     COMMON STOCK      475070108       1592149       32061           xx                      12525
                                                                                          xx       32             19536

JOHNSON & JOHNSON         COMMON STOCK      478160104       1952229       34657           xx                      19786
                                                                                          xx       32             14871

KEYSPAN CORP.             COMMON STOCK      49337W100        231280        5900           xx                       5900

KOPIN                     COMMON STOCK      500600101        194953       47900           xx                      31000
                                                                                          xx       32             16900

LOWES COMPANIES INC.      COMMON STOCK      548661107        277185        5100           xx                       5100

MERCK & CO. INC.          COMMON STOCK      589331107       1252086       37942           xx                      15678
                                                                                          xx       32             22264

                                                                         PAGE: 7

AS OF: SEPTEMBER 30, 2004    FORM 13F    SEC FILE # MICHAEL B. ELEFANTE\28-06281

                                                                       ITEM 5:      ITEM 6:                 VOTING AUTHORITY
                                             ITEM 3:      ITEM 4:     SHARES OR   INVESTMENT               ------------------
         ITEM 1:              ITEM 2:         CUSIP     FAIR MARKET   PRINCIPAL   DISCRETION     ITEM 7:   (A)    (B)    (C)
    NAME OF ISSUER        TITLE OF CLASS      NUMBER       VALUE       AMOUNT     (A) (B) (C)   MANAGERS   SOLE  SHARED  NONE
-----------------------   ---------------   ---------   -----------   ---------   -----------   --------   ------------------
MICROSOFT CORP.           COMMON STOCK      594918104        896137       32410           xx                      27650
                                                                                          xx       32              4760

N C O GROUP INC.          COMMON STOCK      628858102        288365       10700           xx                      10700

NATIONAL CITY CORP        COMMON STOCK      635405103        223996        5800           xx                       5800

NOKIA CORP. ADR A         COMMON STOCK      654902204        361851       26374           xx                      17574
                                                                                          xx       32              8800

NOBLE ENERGY INC.         COMMON STOCK      655044105        349440        6000           xx                       6000

ORACLE CORP               COMMON STOCK      68389X105        224472       19900           xx                      11400
                                                                                          xx       32              8500

PEPSICO INC.              COMMON STOCK      713448108        535199       11001           xx                       9001
                                                                                          xx       32              2000

PFIZER INC.               COMMON STOCK      717081103        518701       16951           xx                      14951
                                                                                          xx       32              2000

PROCTER & GAMBLE CO.      COMMON STOCK      742718109       1199516       22164           xx                      10176
                                                                                          xx       32             11988

                                                                         PAGE: 8

AS OF: SEPTEMBER 30, 2004    FORM 13F    SEC FILE # MICHAEL B. ELEFANTE\28-06281

                                                                       ITEM 5:      ITEM 6:                 VOTING AUTHORITY
                                             ITEM 3:      ITEM 4:     SHARES OR   INVESTMENT               ------------------
         ITEM 1:              ITEM 2:         CUSIP     FAIR MARKET   PRINCIPAL   DISCRETION     ITEM 7:   (A)    (B)    (C)
    NAME OF ISSUER        TITLE OF CLASS      NUMBER       VALUE       AMOUNT     (A) (B) (C)   MANAGERS   SOLE  SHARED  NONE
-----------------------   ---------------   ---------   -----------   ---------   -----------   --------   ------------------
QUESTAR CORP.             COMMON STOCK      748356102        405507        8850           xx                       8850

ROCKWELL AUTOMATION       COMMON STOCK      773903109        284097        7341           xx                       7341
 INC

ROCKWELL COLLINS INC      COMMON STOCK      774341101        363972        9800           xx                       9800

J M SMUCKER CO NEW        COMMON STOCK      832696405        661709       14900           xx                       8900
                                                                                          xx       32              6000

SNAP ON INC               COMMON STOCK      833034101        446472       16200           xx                       7700
                                                                                          xx       32              8500

STANDARD PACIFIC CORP.    COMMON STOCK      85375C101        456597        8100           xx                       8100

STATE STREET CORP         COMMON STOCK      857477103        202830        4749           xx                       3049
                                                                                          xx       32              1700

T C F FINANCIAL CORP.     COMMON STOCK      872275102        233233        7700           xx                       7700

                                                                         PAGE: 9

AS OF: SEPTEMBER 30, 2004    FORM 13F    SEC FILE # MICHAEL B. ELEFANTE\28-06281

                                                                       ITEM 5:      ITEM 6:                 VOTING AUTHORITY
                                             ITEM 3:      ITEM 4:     SHARES OR   INVESTMENT               ------------------
         ITEM 1:              ITEM 2:         CUSIP     FAIR MARKET   PRINCIPAL   DISCRETION     ITEM 7:   (A)    (B)    (C)
    NAME OF ISSUER        TITLE OF CLASS      NUMBER       VALUE       AMOUNT     (A) (B) (C)   MANAGERS   SOLE  SHARED  NONE
-----------------------   ---------------   ---------   -----------   ---------   -----------   --------   ------------------
3 M COMPANY               COMMON STOCK      88579Y101       1129336       14122           xx                       3048
                                                                                          xx       32             11074

UNIVERSAL FOREST          COMMON STOCK      913543104        372780       10900           xx                      10900
 PRODUCTS

WALGREEN CO               COMMON STOCK      931422109        248123        6925           xx                       6350
                                                                                          xx       32               575

WYETH                     COMMON STOCK      983024100        667216       17840           xx                       7393
                                                                                          xx       32             10447

AGGREGATE TOTAL:                                         52,114,558